Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss for the year	$ (90,914)	$ (324,245)
Adjustments for:
Depreciation and amortization	4,127	11,973
Deferred gain amortization	(69)	(416)
Impairment loss on trade receivables	972	13,411
Inventory (reversal) impairment and onerous contracts provision adjustments	(5,953)	5,657
Unrealized (gain) loss on forward contracts	(685)	1,095
Equity in loss of investment in joint venture and associates	4,727	4,941
Net (increase) decrease in fair value of investments	(1,743)	14,788
Gain on sale of assets	(73)	0
De-recognition of lease	0	(190)
Impairment charges on property, plant and equipment	3,162	111,020
Impairment charges on intangible assets	1,120	658
Impairment charges on goodwill	0	40,277
Impairment charges on equity-accounted investment	4,634	0
Accretion on decommissioning liabilities	153	243
Employee future benefits and plan contributions	(12)	(3)
Share-based compensation	6,339	7,456
Total adjustments	(74,215)	(113,335)
Changes in non-cash working capital:
Trade and other receivables	6,046	13,349
Inventories	10,069	(16,946)
Prepaid expenses and other current assets	2,893	2,689
Trade and other payables	(8,326)	1,204
Deferred revenue	6,693	7,044
Warranty provision	673	(2,104)
Changes in non-cash working capital:	18,048	5,236
Cash used in operating activities	(56,167)	(108,099)
Investing activities:
Net increase in short-term investments	(2,092)	0
Contributions to long-term investments	(8,748)	(11,958)
Additions to property, plant and equipment	(9,844)	(25,849)
Investment in intangible assets	(337)	(1,768)
Proceeds on sale of assets	80	3,170
Consideration paid related to acquisition	0	(100)
Cash used in investing activities	(20,941)	(36,505)
Financing activities:
Principal payments of lease liabilities	(3,043)	(3,327)
Net proceeds on issuance of share capital from share option exercises	459	308
Net proceeds on defined benefit obligation settlement	0	1,489
Cash used in financing activities	(2,584)	(1,530)
Effect of exchange rate fluctuations on cash and cash equivalents held	2,796	(1,048)
Decrease in cash and cash equivalents	(76,896)	(147,182)
Cash and cash equivalents, beginning of year	603,948	751,130
Cash and cash equivalents, end of year	$ 527,052	$ 603,948